WBI BullBear Value 3000 ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 90.3%
	Capital Goods - 11.2%
27,376	BWX Technologies, Inc.	$1,541,543
4,842	Lockheed Martin Corp.	1,855,842
11,430	Toro Company	959,548

		4,356,933

	Commercial & Professional Services - 2.8%
3,303	Cintas Corp.	1,099,337

	Consumer Durables & Apparel - 10.3%
107,605	Hanesbrands, Inc.	1,694,779
9,185	Lennar Corp.	750,231
33,793	PulteGroup, Inc.	1,564,278

		4,009,288

	Food & Staples Retailing - 4.3%
11,928	Walmart, Inc.	1,668,846

	Food, Beverage & Tobacco - 4.0%
13,536	J.M. Smucker Company	1,563,679

	Health Care Equipment & Services - 4.9%
19,731	AmerisourceBergen Corp.	1,912,328

	Insurance - 4.3%
13,657	Assurant, Inc.	1,656,731

	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
3,258	Amgen, Inc.	828,053
21,500	Pfizer, Inc.	789,050

		1,617,103

	Retailing - 13.3%
17,396	Best Buy Company, Inc. +	1,936,001
7,378	Dollar General Corp.	1,546,576
4,954	Lowe’s Companies, Inc.	821,670
5,423	Target Corp.	853,689

		5,157,936

	Software & Services - 12.4%
3,202	Adobe Systems, Inc.*	1,570,357
26,505	Oracle Corp.	1,582,348
850	Shopify, Inc. (c)*+	869,525
3,884	Visa, Inc. - Class A +	776,683

		4,798,913

	Technology Hardware & Equipment - 3.9%
30,869	Seagate Technology PLC (c)	1,520,916

	Transportation - 6.3%
4,140	Union Pacific Corp.	815,042
9,871	United Parcel Service, Inc. - Class B	1,644,805

		2,459,847

	Utilities - 8.4%
50,074	UGI Corp.	1,651,441
84,877	Vistra Corp.	1,600,780

		3,252,221

	TOTAL COMMON STOCKS (Cost $34,736,535)	35,074,078

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENETS - 27.9%
10,840,161	U.S. Bank Money Market Deposit Account, 0.02%	10,840,161

	TOTAL SHORT TERM INVESTMENTS (Cost $10,840,161)	10,840,161

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.9%
1,139,849	Mount Vernon Liquid Assets Portfolio, LLC, 0.19% (a)(b)	1,139,849

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,139,849)	1,139,849

	TOTAL INVESTMENTS - 121.1% (Cost $46,716,545)	47,054,088
	Liabilities in Excess of Other Assets - (21.1)%	(8,189,531)

	NET ASSETS - 100.0%	$38,864,557

+	All or portion of this security is on loan as of September 30, 2020. Total value of securities on loan is $1,117,088.
*	Non-income producing security.

PLC	Public Limited Company

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2020.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: Ireland: 3.91%, Canada: 2.24%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.